Consolidated Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–84.04%
Invesco Emerging Markets Sovereign Debt ETF(b)	629,775	$13,174,893
Invesco Bloomberg Enhanced Fallen Angels ETF(b)(c)	2,782,330	50,374,085
Invesco International Developed Dynamic Multifactor ETF(b)(c)	4,834,030	165,372,166
Invesco MSCI USA ETF(b)	695,550	52,082,784
Invesco Russell 1000® Dynamic Multifactor ETF(b)	3,250,410	224,895,868
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,216,650	63,580,547
Invesco S&P 500 Revenue ETF(b)	406,670	53,562,506
Invesco Senior Loan ETF(b)(c)	1,682,820	34,312,700
Invesco Total Return Bond ETF(b)	1,563,210	71,985,821
Invesco Variable Rate Investment Grade ETF(b)	2,942,405	73,795,517
iShares Core MSCI Emerging Markets ETF	810,457	62,899,568
Total Exchange-Traded Funds (Cost $643,844,545)		866,036,455
Principal Amount
U.S. Treasury Securities–12.65%
U.S. Treasury Notes–12.65%
4.38%, 05/15/2036 (Cost $132,749,530)(d)	$133,820,000	130,317,679
Shares
Preferred Stocks–0.00%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd. (Cost $10,056)(e)	9,884	21,060
Common Stocks & Other Equity Interests–0.00%
Diversified Banks–0.00%
Sberbank of Russia PJSC (Russia)(e)(f)	11,951	0
Shares		Value
Health Care Services–0.00%
New Horizon Health Ltd. (China)(e)	77,000	$1,963
Total Common Stocks & Other Equity Interests (Cost $330,052)		1,963
Money Market Funds–2.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(b)(g)	7,806,183	7,806,183
Invesco Treasury Portfolio, Institutional Class, 3.63%(b)(g)	14,497,197	14,497,197
Total Money Market Funds (Cost $22,303,380)		22,303,380
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $799,237,563)		1,018,680,537
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.27%
Invesco Private Government Fund, 3.69%(b)(g)(h)	762,006	762,007
Invesco Private Prime Fund, 3.82%(b)(g)(h)	1,983,578	1,983,776
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,745,718)		2,745,783
TOTAL INVESTMENTS IN SECURITIES–99.12% (Cost $801,983,281)		1,021,426,320
OTHER ASSETS LESS LIABILITIES—0.88%		9,071,304
NET ASSETS–100.00%		$1,030,497,624
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$8,391,530	$19,499,333	$(13,890,242)	$(1,416,187)	$590,459	$13,174,893	$611,879
Invesco Bloomberg Enhanced Fallen Angels ETF	-	60,445,449	(9,528,614)	(542,554)	(196)	50,374,085	908,372
Invesco High Yield Bond Factor ETF	24,380,438	-	(24,015,825)	2,734,633	(3,099,246)	-	804,719
Invesco International Developed Dynamic Multifactor ETF	167,131,029	-	(31,929,835)	20,759,778	9,411,194	165,372,166	4,165,764
Invesco MSCI USA ETF	53,791,218	10,039,610	(16,455,943)	3,490,989	1,216,910	52,082,784	428,549
Invesco Russell 1000® Dynamic Multifactor ETF	219,755,619	-	(25,487,744)	16,168,745	14,459,248	224,895,868	1,525,752
Invesco Russell 2000® Dynamic Multifactor ETF	62,096,092	-	(10,859,938)	7,120,120	5,224,273	63,580,547	582,749
Invesco S&P 500 Revenue ETF	52,592,490	-	(7,910,967)	7,878,975	1,002,008	53,562,506	529,510
Invesco Senior Loan ETF	-	34,985,377	-	(672,677)	-	34,312,700	1,034,301
Invesco Total Return Bond ETF	-	80,222,850	(5,704,526)	(2,438,607)	(93,896)	71,985,821	2,391,152
Invesco Variable Rate Investment Grade ETF	-	74,401,434	(547,488)	(57,106)	(1,323)	73,795,517	2,134,107
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	89,568,718	(81,762,535)	-	-	7,806,183	70,097
Invesco Treasury Portfolio, Institutional Class	-	166,341,904	(151,844,707)	-	-	14,497,197	129,583
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,703	395,508,084	(394,795,781)	1	-	762,007	310,177*
Invesco Private Prime Fund	128,642	827,828,426	(825,961,280)	64	(12,076)	1,983,776	882,827*
Total	$588,316,761	$1,758,841,185	$(1,600,695,425)	$53,026,174	$28,697,355	$828,186,050	$16,509,538

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	441	September-2026	$165,799,462	$433,107	$433,107
Interest Rate Risk
U.S. Treasury 10 Year Notes	592	September-2026	63,936,000	(676,239)	(676,239)
Subtotal—Long Futures Contracts				(243,132)	(243,132)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-mini Russell 1000 Value Index	436	September-2026	$(54,111,960)	$(1,932,383)	$(1,932,383)
E-Mini Russell 2000 Index	186	September-2026	(27,323,400)	317,164	317,164
KFE KOSPI 200 Index	77	September-2026	(13,915,980)	3,426,378	3,426,378
MSCI Emerging Markets Index	180	September-2026	(14,780,700)	1,348,088	1,348,088
Nikkei 225 Index	8	September-2026	(3,203,922)	96,981	96,981
S&P/TSX 60 Index	3	September-2026	(892,178)	(12,836)	(12,836)
SPI 200 Index	6	September-2026	(943,911)	(9,662)	(9,662)
STOXX Europe 600 Index	166	September-2026	(6,224,115)	(113,002)	(113,002)
Subtotal—Short Futures Contracts				3,120,728	3,120,728
Total Futures Contracts				$2,877,596	$2,877,596

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/02/2026	Deutsche Bank AG	USD	5,533,950	BRL	29,100,000	$163,558
09/16/2026	Deutsche Bank AG	CLP	9,230,000,000	USD	10,083,905	153,335
09/16/2026	Deutsche Bank AG	USD	15,327,156	PHP	951,050,000	187,882
09/16/2026	Deutsche Bank AG	USD	471,890	SGD	605,000	1,316
09/16/2026	Goldman Sachs International	CHF	17,285,000	USD	21,949,624	469,006
09/16/2026	Goldman Sachs International	USD	5,593,033	IDR	102,145,000,000	49,578
09/16/2026	Goldman Sachs International	USD	15,940,103	INR	1,535,000,000	87,571
09/16/2026	Goldman Sachs International	USD	540,386	NOK	5,125,000	29
09/17/2026	Goldman Sachs International	USD	10,915,316	MYR	44,636,000	21,551
09/16/2026	J.P. Morgan Chase Bank, N.A.	AUD	29,555,000	USD	20,793,837	13,108
09/16/2026	J.P. Morgan Chase Bank, N.A.	CNY	62,170,000	USD	9,218,544	26,190
09/16/2026	J.P. Morgan Chase Bank, N.A.	SEK	201,860,000	USD	21,432,594	185,559
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	3,940,206	AUD	5,720,000	81,644
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	10,279,840	COP	37,800,000,000	1,582,962
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	23,861,484	EUR	20,900,000	280,350
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	9,838,534	GBP	7,410,000	148,070
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	30,562,089	JPY	4,901,100,000	345,885
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	1,787,385	SEK	17,320,000	35,654
09/16/2026	Merrill Lynch International	CNY	33,680,000	USD	4,980,860	990
09/16/2026	Merrill Lynch International	CZK	218,423,000	USD	10,406,913	3,298
09/16/2026	Merrill Lynch International	USD	4,680,708	INR	448,460,000	1,879
09/16/2026	Merrill Lynch International	USD	20,345,781	SGD	26,085,000	56,844
09/16/2026	Merrill Lynch International	ZAR	84,720,000	USD	5,128,216	17,454
09/16/2026	Morgan Stanley and Co. International PLC	CHF	1,941,000	USD	2,465,254	53,112
09/17/2026	Morgan Stanley and Co. International PLC	USD	5,169,968	MYR	21,140,000	9,828
09/16/2026	Standard Chartered Bank PLC	AUD	2,345,000	USD	1,650,314	1,496
09/16/2026	Standard Chartered Bank PLC	HKD	28,235,000	USD	3,607,064	1,334
09/16/2026	Standard Chartered Bank PLC	USD	9,846,851	CAD	13,950,000	122,837
09/16/2026	Standard Chartered Bank PLC	USD	1,503,712	NOK	14,920,000	69,557
Subtotal—Appreciation						4,171,877
Currency Risk
09/02/2026	Deutsche Bank AG	BRL	26,520,000	USD	5,021,405	(170,963)
09/16/2026	Deutsche Bank AG	PHP	951,050,000	USD	15,369,263	(145,775)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/02/2026	Goldman Sachs International	BRL	8,410,000	USD	1,638,463	$(8,137)
09/16/2026	Goldman Sachs International	NZD	35,115,000	USD	20,437,527	(273,744)
09/16/2026	Goldman Sachs International	USD	17,669,766	CAD	24,530,000	(138,838)
09/16/2026	Goldman Sachs International	USD	7,283,839	TWD	233,010,000	(59,380)
09/16/2026	Goldman Sachs International	ZAR	150,000,000	USD	8,988,962	(59,838)
09/16/2026	HSBC Bank USA	TWD	149,200,000	USD	4,604,228	(21,708)
09/02/2026	J.P. Morgan Chase Bank, N.A.	USD	1,157,504	BRL	5,830,000	(16,044)
09/16/2026	J.P. Morgan Chase Bank, N.A.	CZK	112,540,000	USD	5,286,876	(73,470)
09/16/2026	J.P. Morgan Chase Bank, N.A.	GBP	21,966,000	USD	29,299,155	(304,860)
09/16/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,228,845,000	USD	7,534,640	(214,867)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	6,305,443	CHF	5,060,000	(17,220)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	10,214,838	EUR	8,827,000	(18,668)
09/16/2026	Merrill Lynch International	COP	87,496,570,000	USD	26,363,546	(1,095,567)
09/16/2026	Merrill Lynch International	INR	170,400,000	USD	1,750,543	(28,685)
09/16/2026	Merrill Lynch International	KRW	16,286,520,000	USD	10,689,926	(601,084)
09/16/2026	Merrill Lynch International	USD	10,070,083	CLP	9,246,350,000	(121,922)
09/16/2026	Merrill Lynch International	USD	1,402,264	HKD	10,970,000	(1,349)
09/16/2026	Merrill Lynch International	USD	10,134,518	IDR	183,049,670,000	(22,638)
09/17/2026	Merrill Lynch International	MXN	260,590,000	USD	14,759,378	(231,185)
09/16/2026	Morgan Stanley and Co. International PLC	USD	20,474,729	NOK	194,035,000	(14,328)
09/16/2026	Standard Chartered Bank PLC	AUD	2,306,000	USD	1,606,925	(14,472)
09/16/2026	Standard Chartered Bank PLC	CAD	6,739,000	USD	4,798,629	(17,552)
09/16/2026	Standard Chartered Bank PLC	CHF	2,467,000	USD	3,038,067	(27,752)
09/16/2026	Standard Chartered Bank PLC	EUR	9,833,000	USD	11,210,662	(147,551)
09/16/2026	Standard Chartered Bank PLC	NZD	735,000	USD	427,867	(5,645)
09/16/2026	Standard Chartered Bank PLC	USD	6,136,698	HKD	47,930,000	(15,834)
09/16/2026	Standard Chartered Bank PLC	USD	16,118,532	THB	535,780,000	(19,116)
09/16/2026	UBS AG	USD	20,365,037	TWD	648,600,000	(255,239)
Subtotal—Depreciation						(4,143,431)
Total Forward Foreign Currency Contracts						$28,446

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)%	Quarterly	06/20/2031	3.115%	USD	13,899,600	$(949,730)	$(1,051,644)	$(101,914)
Markit CDX North America Investment Grade Index, Series 45, Version 1	Buy	(1.00)	Quarterly	06/20/2031	1.453	USD	29,230,000	761,570	567,822	(193,748)
Total Centrally Cleared Credit Default Swap Agreements								$(188,160)	$(483,822)	$(295,662)

(a)
Implied credit spreads represent the current level, as of July 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$866,036,455	$—	$—	$866,036,455
U.S. Treasury Securities	—	130,317,679	—	130,317,679
Preferred Stocks	—	—	21,060	21,060
Common Stocks & Other Equity Interests	—	—	1,963	1,963
Money Market Funds	22,303,380	2,745,783	—	25,049,163
Total Investments in Securities	888,339,835	133,063,462	23,023	1,021,426,320
Other Investments - Assets*
Futures Contracts	5,621,718	—	—	5,621,718
Forward Foreign Currency Contracts	—	4,171,877	—	4,171,877
	5,621,718	4,171,877	—	9,793,595
Other Investments - Liabilities*
Futures Contracts	(2,744,122)	—	—	(2,744,122)
Forward Foreign Currency Contracts	—	(4,143,431)	—	(4,143,431)
Swap Agreements	—	(295,662)	—	(295,662)
	(2,744,122)	(4,439,093)	—	(7,183,215)
Total Other Investments	2,877,596	(267,216)	—	2,610,380
Total Investments	$891,217,431	$132,796,246	$23,023	$1,024,036,700

*	Unrealized appreciation (depreciation).
Invesco Global Allocation Fund